Summary of investments other than investments in related parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of investments other than investments in related parties
Schedule I
Summary of investments other than investments in related parties
As at December 31, 2019

Amounts in million EUR	Cost 1)	Fair value	Book value
Shares:
Available-for-sale	377	409	409
Fair value through profit or loss	1,661	1,813	1,813

Bonds:
Available-for-sale and held-to-maturity:
US government	7,443	8,812	8,812
Dutch government	4,869	6,316	6,316
Other government	8,901	11,872	11,872
Mortgage backed	6,366	6,811	6,811
Asset backed	3,776	3,869	3,869
Corporate	40,552	45,238	45,238
Money market investments	5,169	5,169	5,169
Other	976	908	908
Subtotal	78,052	88,995	88,995

Bonds:
Fair value through profit or loss	3,892	3,934	3,934

Other investments at fair value through profit or loss	2,849	3,333	3,333

Mortgages	37,750	42,567	37,750
Private loans	4,487	5,159	4,487
Deposits with financial institutions	141	141	141
Policy loans	2,024	2,024	2,024
Other	188	188	188
Subtotal	44,591	50,079	44,591

Real estate:
Investments in real estate	-	2,901	2,901
Total	131,421	151,464	145,976

1	Cost is defined as original cost for available-for-sale shares and amortized cost for available-for-sale and held-to-maturity bonds